Investment Securities - Held-to-Maturity Securities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	$ 84,045	$ 88,740
Unrealized Gains	12	3
Unrealized Losses	(9,969)	(10,869)
Fair Value	74,088	77,874
U.S. Treasury and agencies
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	1,345	1,344
Unrealized Gains	0	0
Unrealized Losses	(35)	(51)
Fair Value	1,310	1,293
Residential mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	80,997	85,693
Unrealized Gains	6	2
Unrealized Losses	(9,929)	(10,810)
Fair Value	71,074	74,885
Commercial mortgage-backed securities | Agency
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	1,695	1,703
Unrealized Gains	6	1
Unrealized Losses	(5)	(8)
Fair Value	1,696	1,696
Other
Schedule of Held-to-Maturity Securities [Line Items]
Amortized Cost	8	0
Unrealized Gains	0	0
Unrealized Losses	0	0
Fair Value	$ 8	$ 0